Restructuring, acquisition and related integration costs	12 Months Ended
Sep. 30, 2025
Analysis of income and expense [abstract]
Restructuring, acquisition and related integration costs	Restructuring, acquisition and related integration costs

	Year ended September 30
	2025	2024
	$	$
Restructuring	196,796	—
Cost optimization program	—	91,063
Acquisition and related integration costs	88,235	5,866
	285,031	96,929
During the year ended September 30, 2025, the Company initiated a restructuring program which was targeted within its Continental European operations to realign its cost structure with current market conditions and which was completed for a total cost of $196,796,000, consisting of costs for terminations of employment of $190,008,000 under this initiative, accounted for in severance provisions (Note 13), as well as costs of vacating leased premises of $6,788,000.
During the year ended September 30, 2023, the Company initiated a cost optimization program to accelerate actions to improve operational efficiencies, including the increased use of automation and global delivery, and to rightsize its global real estate portfolio. As at March 31, 2024, the Company completed its cost optimization program for a total cost of $100,027,000. During the year ended September 30, 2024, the Company recorded $91,063,000 of costs under the cost optimization program, which included costs for terminations of employment $69,500,000, accounted for in severance provisions (Note 13), and costs of vacating leased premises of $21,563,000.
During the year ended September 30, 2025, the Company incurred $88,235,000 of acquisition and related integration costs ($5,866,000 during the year ended September 30, 2024). These costs were mainly related to redundancy of employment of $27,467,000 ($653,000 during the year ended September 30, 2024), accounted for in severance provisions (Note 13), costs of vacating leased premises of $23,379,000 ($947,000 during the year ended September 30, 2024), as well as legal and professional fees of $12,278,000 ($2,437,000 during the year ended September 30, 2024).